Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stockholders Equity Note And Temporary Equity Disclosure Abstract
Equity

Note 9 — Equity

Xos Common and Preferred Stock

The Company is authorized to issue two classes of stock to be designated, respectively, “Common Stock” and “Preferred Stock.” The total number of shares which the Company is authorized to issue is 1,010,000,000 shares. 1,000,000,000 shares shall be Common Stock, each having a par value of one-hundredth of one cent ($0.0001). 10,000,000 shares shall be Preferred Stock, each having a par value of one-hundredth of one cent ($0.0001).

Voting Rights: Each outstanding share of Common Stock shall entitle the holder thereof to one vote on each matter properly submitted to the stockholders of the Company for their vote; provided, however, that, except as otherwise required by law, holders of Common Stock shall not be entitled to vote on any amendment to this Certificate of Incorporation (including any certificate of designation filed with respect to any series of Preferred Stock) that relates solely to the terms of one or more outstanding series of Preferred Stock if the holders of such affected series are entitled, either separately or together as a class with the holders of one or more other such series, to vote thereon by law or pursuant to this Certificate of Incorporation (including any certificate of designation filed with respect to any series of Preferred Stock).

Preferred Stock: The Preferred Stock may be issued from time to time in one or more series. The Board of Directors of the Company (the “Board of Directors”) is hereby expressly authorized to provide for the issue of all or any number of the shares of the Preferred Stock in one or more series, and to fix the number of shares and to determine or alter for each such series, such voting powers, full or limited, or no voting powers, and such designation, preferences, and relative, participating, optional, or other rights and such qualifications, limitations, or restrictions thereof, as shall be stated and expressed in the resolution or resolutions adopted by the Board of Directors providing for the issuance of such shares and as may be permitted by the DGCL. The Board of Directors is also expressly authorized to increase (but not above the total number of authorized shares of the class) or decrease (but not below the number of shares of such series then outstanding) the number of shares of any series subsequent to the issuance of shares of that series. In case the number of shares of any series shall be decreased in accordance with the foregoing sentence, the shares constituting such decrease shall resume the status that they had prior to the adoption of the resolution originally fixing the number of shares of such series.

Nasdaq Deficiency Letter: On December 28, 2022, the Company received a deficiency letter (the “Letter”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that, for the last 30 consecutive business days prior to the date of the Letter, the closing bid price for the Common Stock, was below $1.00 per share, which is the minimum closing bid price required for continued listing on the Nasdaq Global Market pursuant to Nasdaq Listing Rule 5450(a)(1) (“Rule 5450(a)(1)”).

Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company is provided with a grace period of 180 calendar days, or until June 26, 2023, to meet the minimum bid price requirement of Rule 5450(a)(1) under the listing rules of Nasdaq. If at any time during the 180-calendar day grace period, the closing bid price of the Common Stock is at least $1.00 per share for a minimum of ten consecutive business days (unless the Nasdaq staff exercises its discretion to extend this ten business day period pursuant to Nasdaq Listing Rule 5810(c)(3)(H)), Nasdaq will provide the Company written confirmation of compliance and the matter will be closed.

In the event the Company does not regain compliance within the 180-calendar day grace period, the Company may be eligible for an additional 180-calendar day grace period if it applies to transfer the listing of the Common Stock to the Nasdaq Capital Market. To qualify, the Company must meet the continued listing requirement for the applicable market value of publicly held shares requirement and all other applicable initial listing standards for the Nasdaq Capital Market, with the exception of the minimum bid price requirement, based on the Company’s most recent public filings and market information and provide written notice of its intention to cure the minimum bid price deficiency during the second compliance period by effecting a reverse stock split, if necessary. If the Nasdaq staff determines that the Company will not be able to cure the deficiency, or if the Company is otherwise not eligible for such additional compliance period, Nasdaq will provide notice that the Common Stock will be subject to delisting. The Company would have the right to appeal a determination to delist the Common Stock, and the Common Stock would remain listed on the Nasdaq Global Market until the completion of the appeal process.

Standby Equity Purchase Agreement

On March 23, 2022, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (“Yorkville”), whereby the Company has the right, but not the obligation, to sell to Yorkville up to $125.0 million of shares of its Common Stock at its request any time during the 36 months following the execution of the SEPA, subject to certain conditions. The Company expects to use any net proceeds for working capital and general corporate purposes.

As consideration for Yorkville’s commitment to purchase shares of common stock at the Company’s direction upon the terms and subject to the conditions set forth in the purchase agreement, upon execution of the purchase agreement, the Company issued 18,582 shares of common stock to Yorkville.

Under the Securities Purchase Agreement, the Company agreed not to effect an advance under the SEPA, without the advance mutual consent of both the Company and Yorkville, until the earliest of the date (i) all Convertible Debentures have been repaid or converted into Common Stock or (ii) Yorkville no longer has any right or ability to convert any portion of the Convertible Debentures into Common Stock (collectively, the “Consent Termination Date”). Yorkville agreed to extend the term set forth in the SEPA for a number of days equal to the number of days between the date of the Securities Purchase Agreement and the Consent Termination Date.

As of March 31, 2023 and December 31, 2022, the remaining commitment available under the agreement was $120.7 million.

Note 11 – Equity

Xos Common and Preferred Stock

The Company is authorized to issue two classes of stock to be designated, respectively, “Common Stock” and “Preferred Stock.” The total number of shares which the Company is authorized to issue is 1,010,000,000 shares. 1,000,000,000 shares shall be Common Stock, each having a par value of one-hundredth of one cent ($0.0001). 10,000,000 shares shall be Preferred Stock, each having a par value of one-hundredth of one cent ($0.0001).

Voting Rights: Each outstanding share of Common Stock shall entitle the holder thereof to one vote on each matter properly submitted to the stockholders of the Company for their vote; provided, however, that, except as otherwise required by law, holders of Common Stock shall not be entitled to vote on any amendment to this Certificate of Incorporation (including any certificate of designation filed with respect to any series of Preferred Stock) that relates solely to the terms of one or more outstanding series of Preferred Stock if the holders of such affected series are entitled, either separately or together as a class with the holders of one or more other such series, to vote thereon by law or pursuant to this Certificate of Incorporation (including any certificate of designation filed with respect to any series of Preferred Stock).

Preferred Stock: The Preferred Stock may be issued from time to time in one or more series. The Board of Directors of the Company (the “Board of Directors”) is hereby expressly authorized to provide for the issue of all or any number of the shares of the Preferred Stock in one or more series, and to fix the number of shares and to determine or alter for each such series, such voting powers, full or limited, or no voting powers, and such designation, preferences, and relative, participating, optional, or other rights and such qualifications, limitations, or restrictions thereof, as shall be stated and expressed in the resolution or resolutions adopted by the Board of Directors providing for the issuance of such shares and as may be permitted by the DGCL. The Board of Directors is also expressly authorized to increase (but not above the total number of authorized shares of the class) or decrease (but not below the number of shares of such series then outstanding) the number of shares of any series subsequent to the issuance of shares of that series. In case the number of shares of any series shall be decreased in accordance with the foregoing sentence, the shares constituting such decrease shall resume the status that they had prior to the adoption of the resolution originally fixing the number of shares of such series.

Legacy Xos’ Preferred Stock

During the fourth quarter of 2021, Legacy Xos executed a financing round and issued shares of preferred stock (the “2020 Series A Financing’’). The 2020 Series A Financing included the authorization of 25,794,475 shares of Legacy Xos Preferred Stock in classes A through A-10. The shares of Class A Legacy Xos Preferred Stock was allocated to investors who contributed new money to Legacy Xos, while the shares of Class A-1 through A-10 Legacy Xos Preferred Stock were issued in exchange to convertible note holders. As part of this raise, 1,411,764 shares of Class A Legacy Xos Preferred Stock and one warrant exercisable for 319,411 shares of Class A Legacy Xos Preferred Stock were issued for aggregate cash proceeds of $9.6 million and a subscription receivable for $2.4 million. During the quarter ended March 31, 2021, Legacy Xos issued an additional 3,739,846 shares of Class A Legacy Xos Preferred Stock raising $31.8 million in cash proceeds, and the conversion of the SAFE (refer to Note 9 – SAFEs).

As part of this transaction, Legacy Xos converted $21.5 million of convertible notes and $2.5 million in accrued interest into 21,570,308 shares of Class A-1 through A-10 Legacy Xos Preferred Stock. These exchanges from convertible notes into shares of Legacy Xos Preferred Stock included transactions with both related and unrelated parties. The differences between the total carrying value of the converted notes held by third parties, and the fair value of the issued shares of Legacy Xos Preferred stock, was recorded as realized loss on debt extinguishment in the consolidated statements of operations and comprehensive income (loss).

The Company determined the fair value of the issued shares of Legacy Xos Preferred Stock in connection with the note conversion using market rates experienced in other non-related party transactions, through the issuance of shares of Legacy Xos Preferred Stock. As some of the converted third-party notes have voting rights and others do not, the fair value of non-voting shares were reduced by 3%.

Concurrent with the Business Combination, outstanding shares of Legacy Xos Preferred Stock were converted into shares of Common Stock in accordance with the Exchange Ratio.

Standby Equity Purchase Agreement

On March 23, 2022, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with Yorkville, whereby the Company has the right, but not the obligation, to sell to Yorkville up to $125.0 million of shares of its Common Stock at its request any time during the 36 months following the execution of the SEPA, subject to certain conditions. The Company expects to use any net proceeds for working capital and general corporate purposes.

As consideration for Yorkville’s commitment to purchase shares of Common Stock at the Company’s direction upon the terms and subject to the conditions set forth in the purchase agreement, upon execution of the purchase agreement, the Company issued 18,582 shares of Common Stock to Yorkville.

Under the Securities Purchase Agreement, the Company agreed not to effect an advance under the SEPA, without the advance mutual consent of both the Company and Yorkville, until the earliest of the date (i) all Convertible Debentures have been repaid or converted into Common Stock or (ii) Yorkville no longer has any right or ability to convert any portion of the Convertible Debentures into Common Stock (collectively, the “Consent Termination Date”). Yorkville agreed to extend the term set forth in the SEPA for a number of days equal to the number of days between the date of the Securities Purchase Agreement and the Consent Termination Date.

During the year ended December 31, 2022, the Company issued 1,809,515 shares of Common Stock under the SEPA for proceeds $4.3 million. As of December 31, 2022, the remaining commitment available under the agreement was $120.7 million.